Intangible Assets	3 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Intangible assets

10. Intangible assets

	March 31, 2026
	Value at cost	Accumulated Amortization	Total
Internally/Externally developed software (1)	1,735,630	(683,930)	1,051,700
Software licenses	248,789	(223,884)	24,905
Purchased software	63,008	(44,555)	18,453
Software acquired through business combination (2)	66,924	(54,824)	12,100
Other intangible assets	30,000	-	30,000
Goodwill (2)	50,520	-	50,520
Total	2,194,871	(1,007,193)	1,187,678

	December 31, 2025
	Value at cost	Accumulated Amortization	Accumulated Impairment	Total
Internally/Externally developed software (1)	1,612,816	(607,674)	-	1,005,142
Software licenses	248,789	(201,563)	(128)	47,098
Purchased software	63,008	(41,780)	(624)	20,604
Software acquired through business combination (2)	66,924	(51,477)	-	15,447
Goodwill (2)	50,520	-	-	50,520
Total	2,042,057	(902,494)	(752)	1,138,811

The table below demonstrates the changes during the years presented:

As of March 31, 2026

	December 31, 2025	Additions	Amortization for the period	March 31, 2026
Internally/Externally developed software (1)	1,005,142	122,813	(76,255)	1,051,700
Software licenses	47,098	-	(22,193)	24,905
Purchased software	20,604	-	(2,151)	18,453
Software acquired through business combination (2)	15,447	-	(3,347)	12,100
Other intangible assets	-	30,000	-	30,000
Goodwill (2)	50,520	-	-	50,520
Total	1,138,811	152,813	(103,946)	1,187,678

As of March 31, 2025

	December 31, 2024	Additions	Amortization for the period	March 31, 2025
Internally/Externally developed software (1)	774,562	137,444	(59,021)	852,985
Software licenses	43,435	36,233	(31,136)	48,532
Purchased software	30,065	-	(2,955)	27,110
Software acquired through business combination (2)	28,832		(3,346)	25,486
Goodwill (2)	50,520	-	-	50,520
Total	927,414	173,677	(96,458)	1,004,633

(1)	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.

(2)	Additions through business combination and common control transactions.